Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following information (our “PVP Table”) is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Mr. Toby Z. Rice, and (ii) the Company’s NEOs other than Mr. Rice (“Non-PEO NEOs”), on an average basis.
The methodology for calculating amounts presented in the columns for 2024 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP to Company performance during 2024 is also presented below. For prior years’ footnotes describing the adjustments to calculate PEO CAP and Non-PEO NEOs CAP, please refer to our 2024 and 2023 proxy statements.
We have identified free cash flow(1) as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link CAP to our performance. We believe that our ability to grow our free cash flow is important to our shareholders, as increased free cash flow supports our ability to pay regular quarterly dividends, reduce our outstanding indebtedness, and engage in share repurchases, among other benefits. Free cash flow, measured on a per share basis, is the most heavily weighted performance measure under our 2024 STIP, with Company performance on this measure driving 30% of the plan funding for the 2024 STIP, as described in greater detail in our Compensation Discussion and Analysis.
(1)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important information regarding, this non-GAAP financial measure.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(5) ($ thousands)	Free Cash Flow(6) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2024	$11,254,921	$26,423,276(1)	$2,932,432	$5,316,204(3)	$447.25	$210.77	$230,577	$695
2023	$10,600,926	$23,366,571	$2,935,581	$4,389,834	$368.48	$203.87	$1,735,232	$858
2022	$11,600,737	$46,062,802	$2,662,847	$8,559,063	$317.08	$223.41	$1,770,965	$1,925
2021	$16,919,763	$37,208,460	$3,778,671	$6,869,438	$201.20	$146.75	$(1,142,747)	$925
2020	$7,526,515	$21,609,213	$3,025,725	$5,205,481	$117.25	$66.66	$(958,799)	$320
(1)
PEO CAP for 2024 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2024, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2024 (the “Grant Date Fair Value—2024 Equity Grants”), plus (iii) the fair value at year-end 2024 of the equity awards granted to Mr. Rice in 2024 that remained outstanding and unvested at year-end 2024 (the “Fair Value at Year-end—2024 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2024 that remained outstanding and unvested at year-end 2024, the amount by which the fair value at year-end 2024 exceeded the fair value at year-end 2023 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants”), plus (v) for Mr. Rice’s 2021, 2022 and 2023 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value of 2021, 2022 and 2023 RSU Awards at Vesting Dates”).

(i) 2024 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2024 Equity Grants		plus, (iii) Fair Value at Year-end—2024 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants		plus, (v) Changes in Fair Value of 2021, 2022 and 2023 RSU Awards at Vesting Dates	2024 CAP to PEO
	2024 Incentive PSU Award	2024 RSU Awards	2024 Incentive PSU Award	2024 RSU Awards	2022 and 2023 RSU Awards	2022 and 2023 Incentive PSU Awards
$11,254,921	$(6,216,809)	$(3,566,611)	$8,818,818	$4,847,012	$1,016,774	$11,038,713	$(769,542)	$26,423,276
(2)
For years 2024 through 2020, the Non-PEO NEOs were:

■
2024: Messrs. Duran, Knop, Jordan, and Wingo (our “2024 Non-PEO NEOs”)

■
2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho

■
2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho

■
2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho

■
2020: Messrs. Kyle Derham, Duran, Khani, and Jordan and Ms. Evancho

(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2024 was calculated as follows: (i) the average of the 2024 Summary Compensation Table Total for each of the 2024 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2024 to the 2024 Non-PEO NEOs (“Average Grant Date Fair Value—2024 Equity Grants”), plus (iii) the average of the fair values at year-end 2024 of the equity awards granted in 2024 to the 2024 Non-PEO NEOs which remained outstanding and unvested at year-end 2024 (“Average Fair Value at Year-end—2024 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2024 to the 2024 Non-PEO NEOs that remained outstanding and unvested at year-end 2024, the amount by which the average of the fair values at year-end 2024 of such unvested awards exceeded the average of the fair values at year-end 2023 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2024 to the 2024 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2023 (“Changes in Fair Value of 2021, 2022 and 2023 RSU Awards at Vesting Dates”).

(i) Average 2024 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2024 Equity Grants		plus, (iii) Average Fair Value at Year-end—2024 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants		plus, (v) Changes in Fair Value of 2021, 2022, and 2023 RSU Awards at Vesting Dates	Average 2024 CAP to Non-PEO NEOs
	2024 Incentive PSU Award	2024 RSU Awards	2024 Incentive PSU Award	2024 RSU Awards	2022 and 2023 Incentive PSU Awards	2022 and 2023 RSU Awards
$2,932,432	$(1,243,482)	$(713,339)	$1,763,934	$969,425	$1,534,185	$202,341	$(129,292)	$5,316,204

(4)
The Company’s peer groups for purposes of Item 201(e) of Regulation S-K were utilized for purposes of calculating peer group total shareholder return for each year, as follows:

■
2024: Antero Resources Corporation; APA Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; and Range Resources Corporation (collectively “2024 Peer Group”). The following were not included in the calculation of peer group TSR: Chesapeake Energy Corporation and Southwestern Energy, which effected a business combination into one company, Expand Energy Corporation, in October 2024; Hess Corporation, which announced in October 2023 a pending merger with Chevron Corporation; Marathon Oil Corporation, which was acquired by ConocoPhillips in November 2024; and Pioneer Natural Resources Company, which was acquired by ExxonMobil Corporation in May 2024.

■
2023: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Hess Corporation; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; Pioneer Natural Resources Company; Range Resources Corporation; and Southwestern Energy Company (collectively “2023 Peer Group”). PDC Energy, Inc., which was acquired by Chevron Corporation in August 2023, is not included in the calculation of peer group TSR.

■
2022 (used for calculating peer total shareholder return for years 2020—2022): Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company (collectively “2020-22 Peer Group”). Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR for 2022. Chesapeake Energy Corporation, which emerged out of bankruptcy in 2021, is not included in the calculation of peer group TSR for 2020 and 2021.

In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(5)
Amounts shown are net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2020, 2021, 2022, 2023, and 2024.

(6)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important financial information regarding, this non-GAAP financial measure.

Company Selected Measure Name	Free CashFlow
Named Executive Officers, Footnote
(2)
For years 2024 through 2020, the Non-PEO NEOs were:
■
2024: Messrs. Duran, Knop, Jordan, and Wingo (our “2024 Non-PEO NEOs”)
■
2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho
■
2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho
■
2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho
■
2020: Messrs. Kyle Derham, Duran, Khani, and Jordan and Ms. Evancho

Peer Group Issuers, Footnote
(4)
The Company’s peer groups for purposes of Item 201(e) of Regulation S-K were utilized for purposes of calculating peer group total shareholder return for each year, as follows:
■
2024: Antero Resources Corporation; APA Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; and Range Resources Corporation (collectively “2024 Peer Group”). The following were not included in the calculation of peer group TSR: Chesapeake Energy Corporation and Southwestern Energy, which effected a business combination into one company, Expand Energy Corporation, in October 2024; Hess Corporation, which announced in October 2023 a pending merger with Chevron Corporation; Marathon Oil Corporation, which was acquired by ConocoPhillips in November 2024; and Pioneer Natural Resources Company, which was acquired by ExxonMobil Corporation in May 2024.
■
2023: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Hess Corporation; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; Pioneer Natural Resources Company; Range Resources Corporation; and Southwestern Energy Company (collectively “2023 Peer Group”). PDC Energy, Inc., which was acquired by Chevron Corporation in August 2023, is not included in the calculation of peer group TSR.
■
2022 (used for calculating peer total shareholder return for years 2020—2022): Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company (collectively “2020-22 Peer Group”). Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR for 2022. Chesapeake Energy Corporation, which emerged out of bankruptcy in 2021, is not included in the calculation of peer group TSR for 2020 and 2021.
In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 11,254,921	$ 10,600,926	$ 11,600,737	$ 16,919,763	$ 7,526,515
PEO Actually Paid Compensation Amount	$ 26,423,276	23,366,571	46,062,802	37,208,460	21,609,213
Adjustment To PEO Compensation, Footnote
PEO CAP for 2024 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2024, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2024 (the “Grant Date Fair Value—2024 Equity Grants”), plus (iii) the fair value at year-end 2024 of the equity awards granted to Mr. Rice in 2024 that remained outstanding and unvested at year-end 2024 (the “Fair Value at Year-end—2024 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2024 that remained outstanding and unvested at year-end 2024, the amount by which the fair value at year-end 2024 exceeded the fair value at year-end 2023 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants”), plus (v) for Mr. Rice’s 2021, 2022 and 2023 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value of 2021, 2022 and 2023 RSU Awards at Vesting Dates”).
(i) 2024 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2024 Equity Grants		plus, (iii) Fair Value at Year-end—2024 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants		plus, (v) Changes in Fair Value of 2021, 2022 and 2023 RSU Awards at Vesting Dates	2024 CAP to PEO
	2024 Incentive PSU Award	2024 RSU Awards	2024 Incentive PSU Award	2024 RSU Awards	2022 and 2023 RSU Awards	2022 and 2023 Incentive PSU Awards
$11,254,921	$(6,216,809)	$(3,566,611)	$8,818,818	$4,847,012	$1,016,774	$11,038,713	$(769,542)	$26,423,276

Non-PEO NEO Average Total Compensation Amount	$ 2,932,432	2,935,581	2,662,847	3,778,671	3,025,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,316,204	4,389,834	8,559,063	6,869,438	5,205,481
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2024 was calculated as follows: (i) the average of the 2024 Summary Compensation Table Total for each of the 2024 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2024 to the 2024 Non-PEO NEOs (“Average Grant Date Fair Value—2024 Equity Grants”), plus (iii) the average of the fair values at year-end 2024 of the equity awards granted in 2024 to the 2024 Non-PEO NEOs which remained outstanding and unvested at year-end 2024 (“Average Fair Value at Year-end—2024 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2024 to the 2024 Non-PEO NEOs that remained outstanding and unvested at year-end 2024, the amount by which the average of the fair values at year-end 2024 of such unvested awards exceeded the average of the fair values at year-end 2023 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2024 to the 2024 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2023 (“Changes in Fair Value of 2021, 2022 and 2023 RSU Awards at Vesting Dates”).
(i) Average 2024 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2024 Equity Grants		plus, (iii) Average Fair Value at Year-end—2024 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2024 Equity Grants		plus, (v) Changes in Fair Value of 2021, 2022, and 2023 RSU Awards at Vesting Dates	Average 2024 CAP to Non-PEO NEOs
	2024 Incentive PSU Award	2024 RSU Awards	2024 Incentive PSU Award	2024 RSU Awards	2022 and 2023 Incentive PSU Awards	2022 and 2023 RSU Awards
$2,932,432	$(1,243,482)	$(713,339)	$1,763,934	$969,425	$1,534,185	$202,341	$(129,292)	$5,316,204

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2024.
Relative Total Shareholder Return
Absolute Total Shareholder Return
Free Cash Flow(1)

(1)
Please see the Compensation Discussion and Analysis section of this proxy statement for a discussion of free cash flow, which, measured on a per-share basis, represents the most heavily-weighted financial performance measure under the Company’s 2024 STIP. Please also see Appendix A to this proxy statement for important information regarding the calculation of free cash flow, which is a non-GAAP performance measure.

Total Shareholder Return Amount	$ 447.25	368.48	317.08	201.2	117.25
Peer Group Total Shareholder Return Amount	210.77	203.87	223.41	146.75	66.66
Net Income (Loss)	$ 230,577,000	$ 1,735,232,000	$ 1,770,965,000	$ (1,142,747,000)	$ (958,799,000)
Company Selected Measure Amount	695,000,000	858,000,000	1,925,000,000	925,000,000	320,000,000
PEO Name	Mr. Toby Z. Rice
Percentage Of Performance Of Plan Funding	30.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	(6) Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important financial information regarding, this non-GAAP financial measure.
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (769,542)
PEO | Equity Awards Value In Compensation Table For The Applicable Year For Incentive P S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,216,809)
PEO | Equity Awards Value In Compensation Table For The Applicable Year For R S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,566,611)
PEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For Incentive P S U Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,818,818
PEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For R S U Award Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,847,012
PEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For R S U Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,774
PEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For Incentive PSU Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,038,713
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,292)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year For Incentive P S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,243,482)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year For R S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,339)
Non-PEO NEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For Incentive P S U Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,763,934
Non-PEO NEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For R S U Award Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	969,425
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For R S U Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,534,185
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For Incentive PSU Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 202,341